Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

(a)	Basis of Accounting

The financial statements of the Plan have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Benefits are recorded when paid.

Subsequent Events

(b)	Subsequent Events

The Plan Administrator engaged John Hancock to become the custodian and record-keeper for the Plan. On May 29, 2026, the assets of the Plan were transferred from Empower to John Hancock. There were no other subsequent events to report through June 29, 2026, the date the financial statements were available to be issued.

Investments

(c)	Investments

Publicly traded securities are carried at fair value based on published market quotations. Shares of registered investment companies are valued at the published net asset value of the underlying assets at year end. Purchases and sales of investments are recorded on a trade date basis. Dividends are recorded on the ex dividend date. Interest income is recorded on the accrual basis.

Realized gains and losses on investments are based on the fair value of the asset at the beginning of the year or at the time of purchase for assets purchased during the year and the related fair value on the date investments are sold during the year.

The Plan invests in a guaranteed interest contract (“GIC”), which is valued at contract value based on the underlying value of the account’s group annuity contract. In the event that the underlying agreement in the Plan’s investment in fully benefit-responsive investment contract is fully or partially terminated, participants will receive the liquidation value instead of the contract value. The Plan Administrator does not anticipate the full or partial termination of such agreement in the foreseeable future.

Notes Receivable from Participants

(d)	Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan agreement.

Administrative Expenses

(e)	Administrative Expenses

The Plan and the Plan Sponsor share plan expenses. Certain direct investment expenses, such as record keeping fees, brokerage fees, loan, withdrawal or distribution processing fees are deducted from participants’ accounts. During the years ended December 31, 2025, and 2024, $139,916 and $136,850, respectively, in Plan investment and administrative expenses were paid through the use of forfeitures.

Use of Estimates

(f)	Use of Estimates

The Plan Administrator has made a number of estimates and assumptions relating to the reporting of assets and liabilities to prepare these financial statements in conformity with GAAP. Accordingly, actual results may differ from those estimates.